REVENUE CLASSES AND CONCENTRATIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
REVENUE CLASSES AND CONCENTRATIONS (Tables)
Summary of operating revenue for disaggregated revenue purposes
	Six Months Ended June 30,	Six Months Ended June 30,
	2021	2020

Revenue by product/service lines:

Retail	$253,250	$34,362
Distribution	13,904	95,693
Services	426,681	1,340,444
Total	$693,835	$1,470,499

Revenue by subsidiary:

Singlepoint (parent company)	$19,363	$127,865
Direct Solar America	389,081	1,318,184
DIGS	30,693	24,450
Energy Wyze	37,600	-
Box Pure Air	217,098	-
Total	$693,835	$1,470,499

	Year Ended December 31,	Year Ended December 31,
	2020	2019

Revenue by product/service lines:

Retail	$85,428	$158,903
Distribution	138,809	521,013
Services	2,653,924	2,663,917
Total	$2,878,161	$3,343,833

Revenue by subsidiary:

Singlepoint (parent company)	$184,561	$576,499
Direct Solar America	2,653,924	2,031,743
DIGS	39,676	151,381
Shield Saver	-	19,339
JAG	-	564,870
Total	$2,878,161	$3,343,833